Cash and Cash Equivalents - Schedule of Detailed Information About Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 11,639	£ 17,225	£ 24,644	£ 41,912